Financial instruments and risk management - Aging profile (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Bad debts written off	$ 1,102	$ 142
Accounts receivable | Credit risk
Disclosure of financial assets that are either past due or impaired [line items]
Allowance for expected credit loss	(536)	(655)
Total	7,471	7,916
Accounts receivable | Current (for less than 30 days) | Credit risk
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,449	5,435
Accounts receivable | 31 - 60 days | Credit risk
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,234	420
Accounts receivable | 61 - 90 days | Credit risk
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	934	568
Accounts receivable | Greater than 90 days | Changes in accounts receivable
Disclosure of financial assets that are either past due or impaired [line items]
Proceeds from financial assets	2,554
Accounts receivable | Greater than 90 days | Credit risk
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 3,390	$ 2,148